RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 25, 2023	Oct. 23, 2023	May 12, 2023	Dec. 09, 2022	Aug. 09, 2022	Jul. 01, 2022	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jun. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Settlement of restricted stock units, shares	3,838
Settlement of restricted stock units			$ 9,050,004	$ 3,783,240
Warrant, exercise price			$ 1.5675				$ 3.64		$ 170.04	$ 170.04	$ 1,831.20	$ 1,831.20	$ 2,400.00	$ 2,760.00
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrant, exercise price					$ 1.5675	$ 1.5675	$ 0.125	$ 16.80
Securities Purchase Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrant, exercise price						$ 1.5675
Securities Purchase Agreement [Member] | Twenty Twenty Three Notes [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt financing amount						$ 200,000
Chief Executive Officer And Board Member [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Settlement of restricted stock units, shares		3,838
Settlement of restricted stock units		$ 800,000